Related Parties	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Parties
26. Related parties
The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Mr. Hongdi Brian Gu	Honorary Vice Chairman of the Board and President
Mr. Tao He (2)	Former Senior Vice President
HT Flying Car Inc.	A Company Significantly Influenced by the Principal Shareholder
HT Flying Car (Hong Kong) Limited	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Huitian Aerospace Technology Co., Ltd. (“Guangzhou Huitian”)	A Company Significantly Influenced by the Principal Shareholder
Guangdong Huitian Aerospace Technology Co., Ltd. (“Guangdong Huitian”)	A Company Significantly Influenced by the Principal Shareholder
Rockets Capital L.P. (1)	A Partnership Significantly Influenced by the Company
Guangzhou Xuetao (2)	A Company Controlled by the Company Secretary

(1)
As of December 31, 2024, the principal shareholder and the President are the shareholders of the General Partner of Rockets Capital L.P. and the President is entitled to appoint one of three directors of the General Partner. The Group, together with its related parties, can exercise significant influence over Rockets Capital L.P. (Note 13(iv)).

(2)
Mr. Tao He joined the Company as senior vice president in January 2015 and was appointed as director in March 2020. In July 2021, he resigned from the directorship with effect from the Global Offering. Since June 2022, he established and jointly controlled Guangzhou Xuetao with 50% equity interests. He had resigned from senior vice president since April 2023.
The Company Secretary

of the Group controlled Guangzhou Xuetao with 100% equity interests after Mr. Tao He withdrew his shareholding in Guangzhou Xuetao in February 2024.

(3)	Major transactions with related parties:

(i)	Non-trade in nature

	For the Year Ended December 31,
	2022	2023	2024
Interest expenses on payable due to a company jointly controlled by former senior vice president	1,021	2,402	—
Disposal of debt investment to a partnership significantly influenced by the Company(Note 13(iii))	165,000	—	—

(ii)	Trade in nature

	For the Year Ended December 31,
	2022	2023	2024
Provision of operational support services to companies controlled by principal shareholder	31,293	—	—
Provision of leasing services to companies controlled by principal shareholder	55	—	—
Provision of operational support services to companies significantly influenced by principal shareholder	20,210	14,823	39,863
Provision of leasing services to companies significantly influenced by principal shareholder	534	306	199
Sale of goods to companies significantly influenced by principal shareholder	2,167	1,172	2,609
Purchase of services from companies significantly influenced by principal shareholder	663	1,068	9,672

(4)	Amounts due from related parties:

	As of December 31,
	2023	2024

Receivables for operation support service to companies significantly influenced by principal shareholder	12,566	41,889
Receivables for sales of goods to companies significantly influenced by principal shareholder	382	1,825

Total	12,948	43,714

(5)	Amounts due to related parties:

	As of December 31,
	2023	2024

Payable due to a company jointly controlled by former senior vice president	30,872	—
Payables for purchased service to companies significantly influenced by principal shareholder	—	9,362
Advances from companies significantly influenced by principal shareholder	8	2

Total	30,880	9,364

(6)	Investment Commitment:

	As of December 31,
	2023	2024

Investment commitment to a partnership significantly influenced by the Company (Note 27(a))	541,186	404,846